CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (unaudited) - USD ($) $ in Millions		Total	Share capital	Other reserves	Fair value adjustments on equity securities	Actuarial gains/(losses) from defined benefit plans	Cumulative currency translation effects	Total value adjustments [1]
Beginning balance at Dec. 31, 2020		$ 18,822	$ 20	$ 18,899	$ (32)	$ (109)	$ 44	$ (97)
Net income		235		235
Other comprehensive income		(3)			0	15	(18)	(3)
Total comprehensive income		232		235	0	15	(18)	(3)
Dividends		(53)		(53)
Equity-based compensation		47		47
Other movements	[2]	16		4		12		12
Total other movements		10		(2)		12		12
Ending balance at Jun. 30, 2021		19,064	20	19,132	(32)	(82)	26	(88)
Beginning balance at Dec. 31, 2021		19,256	20	19,356	(32)	(74)	(14)	(120)
Net income		316		316
Other comprehensive income		56			1	120	(65)	56
Total comprehensive income		372		316	1	120	(65)	56
Dividends		(102)		(102)
Equity-based compensation		4		4
Other movements	[2]	11		11				0
Total other movements		(87)		(87)		0		0
Ending balance at Jun. 30, 2022		$ 19,541	$ 20	$ 19,585	$ (31)	$ 46	$ (79)	$ (64)

[1]	"Total value adjustments" are presented net of the corresponding tax effects.
[2]	Activity includes hyperinflationary accounting. The prior year period includes an adjustment to actuarial gains to recognize plan assets related to the separation of a pension plan in the spin-off from Novartis but which were not previously recorded.